Subsequent Events (Textuals) (Details) € in Millions, $ in Millions						1 Months Ended			11 Months Ended
	Apr. 28, 2020	Apr. 20, 2020 EUR (€) installment	Mar. 12, 2020 USD ($) item	Oct. 30, 2019 USD ($)	Aug. 27, 2019 item	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 27, 2019 item	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 05, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Number of lawsuits filed | item					2			2
Norwegian Encore
Subsequent Event [Line Items]
Term loan amount | $				$ 882.9
Interest rate				3.92%
Maturity date				Oct. 30, 2031
Export credit facility financing as percentage of contract price				80.00%
EUR 529.8 million Breakaway one loan
Subsequent Event [Line Items]
Term loan amount												€ 529.8		€ 529.8
EUR 529.8 million Breakaway two loan
Subsequent Event [Line Items]
Term loan amount												529.8		529.8
EUR 590.5 million Breakaway three loan
Subsequent Event [Line Items]
Term loan amount												590.5		590.5
EUR 729.9 million Breakaway four loan
Subsequent Event [Line Items]
Term loan amount												729.9		729.9
EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Term loan amount												710.8		710.8
EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Term loan amount												€ 748.7		€ 748.7
$230 Million Pride of America Term Loan
Subsequent Event [Line Items]
Term loan amount | $													$ 230.0		$ 230.0
Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Term loan amount | $													$ 260.0		$ 260.0
Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity | $			$ 1,550.0
Number of class actions | item			2
Subsequent Event | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Export credit facility financing as percentage of contract price							80.00%
Subsequent Event | $426 Million Seven Seas Splendor Term Loan | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Term loan amount | $							$ 426.0
Interest rate							3.01%
Maturity date							Jan. 30, 2032
Subsequent Event | Export credit backed securities
Subsequent Event [Line Items]
Increase in liquidity | $									$ 385.0
Number of installments | installment		8
Periodicity of payment		semiannual
Subsequent Event | EUR 529.8 million Breakaway one loan
Subsequent Event [Line Items]
Term loan amount		€ 529.8
Subsequent Event | EUR 529.8 million Breakaway one loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		0.90%
Subsequent Event | EUR 529.8 million Breakaway two loan
Subsequent Event [Line Items]
Term loan amount		€ 529.8
Subsequent Event | EUR 529.8 million Breakaway two loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.20%
Subsequent Event | EUR 590.5 million Breakaway three loan
Subsequent Event [Line Items]
Term loan amount		€ 590.5
Subsequent Event | EUR 590.5 million Breakaway three loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | EUR 729.9 million Breakaway four loan
Subsequent Event [Line Items]
Term loan amount		€ 729.9
Subsequent Event | EUR 729.9 million Breakaway four loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Term loan amount		€ 710.8
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Term loan amount		€ 748.7
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | $230 Million Pride of America Term Loan
Subsequent Event [Line Items]
Deferred term	1 year
Subsequent Event | $230 Million Pride of America Term Loan | LIBOR | Eurocurrency loans
Subsequent Event [Line Items]
Basis spread on variable rate	1.75%
Subsequent Event | $230 Million Pride of America Term Loan | Base rate loans | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate	0.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity | $						$ 675.0					$ 675.0
Amount outstanding | $						$ 675.0
Minimum threshold consumption for further extension of debt | $										$ 1,000.0
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate						0.80%
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility | LIBOR | Eurocurrency loans
Subsequent Event [Line Items]
Basis spread on variable rate						1.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility | Base rate loans | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate						0.75%
Subsequent Event | Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Periodicity of payment						semiannual
Minimum threshold consumption for further extension of debt | $						$ 1,000.0
Annual debt repayment rate						25
Subsequent Event | Norwegian Jewel Term Loan | LIBOR | Eurocurrency loans
Subsequent Event [Line Items]
Basis spread on variable rate						2.50%
Subsequent Event | Norwegian Jewel Term Loan | Base rate loans | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate						1.50%